INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consist of the following:
	September 30,
	2011	2012
	RMB	RMB

Work in progress and supplies	197,118	266,632
Finished goods	34,961	43,459
Provision	(21,253)	(27,547)

	210,826	282,544

Schedule Of Provision For Inventories [Table Text Block]

Provision for inventories is as below:

	Years ended September 30,
	2011	2012
	RMB	RMB

Balance at beginning of year	22,026	21,253
Additions	12,978	27,453
Write-off	(13,751)	(21,159)

Balance at end of year	21,253	27,547